Partnerships in E&P activities	12 Months Ended
Dec. 31, 2022
Partnerships In Ep Activities
Partnerships in E&P activities

28.	Partnerships in E&P activities

In line with its strategic objectives, Petrobras operates in association with other companies in partnerships in Brazil as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.

As of December 31, 2022, the Company holds interests in 78 partnerships with 36 companies, among which Petrobras is the operator in 50 (in 2021, 85 partnerships with 37 companies and operator in 55).

The partnerships formed in 2022 are described below (there were no new partnerships formed in 2021):

Consortium	Location	Petrobras %	Partners %	Operator	Year	Additional Information	ANP Bonus Petrobras portion
Atapu	Santos basin	52.5%	Shell - 25% TotalEnergies - 22,5%	Petrobras	2022	Production sharing	402
Sépia	Santos basin	30.0%	TotalEnergies - 28% Petronas - 21% QP - 21%	Petrobras	2022	Production sharing	409

Partnerships brings benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership:

Field	Location	% Petrobras	% Partners	Petrobras production portion in 2022 (kboed)	Regime	Operador
Tupi (BMS-11)	Santos basin pre-salt	65%	Shell – 25% Petrogal – 10%	709	Concession	Petrobras
Búzios	Santos basin pre-salt	85%	CNODC – 10% CNOOC – 5%	469	Production sharing	Petrobras
Roncador	Campos basin	75%	Equinor – 25%	107	Concession	Petrobras
Sapinhoá (BMS-9)	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	106	Concession	Petrobras
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	40	Production sharing	Petrobras
Sururu	Santos basin pre-salt	43%	Shell – 25% Total – 22.5% Petrogal – 10%	38	Concession	Petrobras
Tartaruga Verde	Campos basin	50%	Petronas – 50%	37	Concession	Petrobras
Atapu	Santos basin pre-salt	53%	Shell – 25% Total – 22.5%	31	Production sharing	Petrobras
Albacora Leste (*)	Campos basin	90%	Repsol Sinopec - 10%	29	Concession	Petrobras
Sépia	Santos basin pre-salt	30%	Total – 28% Petronas - 21% Qatar – 21%	22	Production sharing	Petrobras
Total				1,588
(*) On January 26, 2023, Petrobras concluded the sale of its entire interest, as set out in note 37.

Accounting policy for joint operations

The E&P partnerships are classified as joint operations, where the assets, liabilities, revenues and expenses relating to these partnerships are accounted for in the financial statements individually, observing the applicable specific accounting policies and reflecting the portion of the contractual rights and obligations that the company has.

28.1.	Unitization Agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies in E&P consortia, as well as contracts resulting from divestment operations and strategic partnerships related to these consortia. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes mainly related to Agulhinha, Albacora Leste, Berbigão, Budião Noroeste, Budião Sudeste, Caratinga, Sururu and Tartaruga.

Berbigão, Sururu, Albacora Leste and others

The table below presents changes in the reimbursements payable relating to the execution of the AIP submitted to the approval of the ANP:

	2022	2021
Opening balance	364	370
Additions/(Write-offs) on PP&E	(7)	(64)
Other income and expenses	26	84
Translation adjustments	24	(26)
Closing balance	407	364

In 2022, these agreements resulted in additions and write-offs in PP&E, in addition to other income and expenses, reflecting the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated.